Goldman Sachs Buffered S&P 500 Fund - Jan-Jul Expense Example - Inst [Member] - Goldman Sachs Buffered S&P 500 Fund - Jan-Jul - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	1,090
Expense Example, with Redemption, 5 Years	2,108
Expense Example, with Redemption, 10 Years	$ 4,665